Vanguard Explorer Fund

Supplement Dated February 26, 2021, to the Prospectus and Summary Prospectus Dated February 26, 2021

Important Change to Vanguard Explorer Fund

James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard's portion of Vanguard Explorer Fund

(the Fund).

Binbin Guo and Cesar Orosco, who currently serve as portfolio managers with Mr. Stetler, will remain portfolio managers of Vanguard's portion of the Fund upon Mr. Stetler's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2021 The Vanguard Group, Inc. All rights reserved.	PS 024C 022021
Vanguard Marketing Corporation, Distributor.

Vanguard Explorer Fund

Supplement Dated February 26, 2021, to the Statement of Additional Information Dated February 26, 2021

Important Change to Vanguard Explorer Fund

James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard's portion of Vanguard Explorer Fund (the Fund).

Binbin Guo and Cesar Orosco, who currently serve as portfolio managers with Mr. Stetler, will remain portfolio managers of Vanguard's portion of the Fund upon Mr. Stetler's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 024C 022021